SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Customer shares	Dec. 31, 2022 USD ($) Customer shares	Dec. 31, 2021 USD ($) Customer shares
Short term restricted cash	$ 9,766	$ 15,867	$ 14,699
Long term restricted cash	2,037	4,590	0
Allowance for doubtful debts	759	1,208
Goodwill impairment	0	0	139
Advertising costs	$ 3,107	$ 3,472	$ 2,150
Deemed dividends | shares		10,102
Potentially dilutive securities | shares	1,990,173	2,760,855	2,978,843
FDIC Insured amount	$ 250	$ 250
Cash, cash equivalents, restricted cash and bank deposits	9,766	15,867
Bank deposits	34,002	24,568	$ 0
Deferred revenue, current	4,938	3,570
Deferred revenue, noncurrent	0	336
Revenue recognized	3,570	2,217	2,049
Amortization expense of capitalized internal-use software costs	947	742	$ 374
Israeli employees [Member]
Total severance liabilities	1,388	1,550
Deposits to cover severance liabilities	$ 854	$ 1,048
Sales Revenue, Goods, Net [Member]
Number of customers | Customer	2	2	3
Sales Revenue, Goods, Net [Member] | Customer Concentration Risk [Member]
Concentration risk, threshold percentage	34.00%	52.00%	64.00%
Concentration Risk Proforma Percentage	19.00%
Sales Revenue, Goods, Net [Member] | Customer A [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	20.00%	34.00%	39.00%
Sales Revenue, Goods, Net [Member] | Customer B [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	14.00%		14.00%
Sales Revenue, Goods, Net [Member] | Customer C [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage		18.00%	11.00%
Accounts Receivable [Member]
Number of customers | Customer	2	2	3
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk, threshold percentage	20.00%	31.00%	39.00%
Concentration Risk Proforma Percentage	12.00%
Europe Japan And Israel [Member]
Total cash balance not insured	$ 98,282	$ 85,349
United States [Member]
Cash, cash equivalents, restricted cash and bank deposits	2,745	10,613
Total cash balance not insured	$ 2,445	10,613
Minimum [Member]
Ownership percentage	20.00%
Maximum [Member]
Ownership percentage	50.00%
Letter of Credit [Member]
Short term restricted cash	$ 2,980	279
Long term restricted cash	2,037	4,590
Cash Restricted For Payments To Local Tax Authorities [Member]
Short term restricted cash	6,036	14,459
Derivative instruments [Member]
Short term restricted cash	$ 750	$ 1,129